UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-12920

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brooke Johnson
Title:     Chief Financial Officer
Phone:     512.351.4440

Signature, Place, and Date of Signing:

    /S/ Brooke Johnson     Austin, Texas     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $149,191 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      280    24700 SH       SOLE                    24700
AMERICAN DENTAL PARTNERS       COM              025353103    14683  1217520 SH       SOLE                  1217520
BANCORP INC DEL                COM              05969A105     5401   807308 SH       SOLE                   807308
CBS CORP NEW                   CL B             124857202     6964   439064 SH       SOLE                   439064
CHINACAST EDU CORP             COM              16946T109     9137  1290509 SH       SOLE                  1290509
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    16205  1417719 SH       SOLE                  1417719
EBAY INC                       COM              278642103     3916   160500 SH       SOLE                   160500
FIRST FINL HLDGS INC           COM              320239106      396    35555 SH       SOLE                    35555
FURIEX PHARMACEUTICALS INC     COM              36106P101     1078    95605 SH       SOLE                    95605
GLOBAL INDEMNITY PLC           SHS              G39319101     3196   199127 SH       SOLE                   199127
GOLDMAN SACHS GROUP INC        COM              38141G104     8357    57800 SH       SOLE                    57800
ISTAR FINL INC                 COM              45031U101      479   156440 SH       SOLE                   156440
LIBERTY GLOBAL INC             COM SER A        530555101     7517   243980 SH       SOLE                   243980
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     5344   160000 SH       SOLE                   160000
META FINL GROUP INC            COM              59100U108     6368   199008 SH       SOLE                   199008
MI DEVS INC                    CL A SUB VTG     55304X104     3333   303231 SH       SOLE                   303231
NICHOLAS FINANCIAL INC         COM NEW          65373J209     8193   891510 SH       SOLE                   891510
ORBITZ WORLDWIDE INC           COM              68557K109     8954  1421262 SH       SOLE                  1421262
PENN NATL GAMING INC           COM              707569109     3116   105220 SH       SOLE                   105220
REPUBLIC AWYS HLDGS INC        COM              760276105     3184   384570 SH       SOLE                   384570
SANDRIDGE ENERGY INC           COM              80007P307     4441   781800 SH       SOLE                   781800
SCIENTIFIC GAMES CORP          CL A             80874P109     3618   373403 SH       SOLE                   373403
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     4657   235665 SH       SOLE                   235665
VALEANT PHARMACEUTICALS INTL   COM              91911X104    14002   558953 SH       SOLE                   558953
ZIPREALTY INC                  COM              98974V107     6372  2204686 SH       SOLE                  2204686